Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of assets [text block]	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities that are measured at fair value on a recurring basis at June 30, 2020 and December 31, 2019:

	At June 30, 2020				At December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(€ million)
Debt securities and equity instruments measured at FVOCI	€20	€21	€13	€54	€3	€21	€13	€37
Debt securities and equity instruments measured at FVPL	211	—	15	226	277	—	15	292
Derivative financial assets	—	559	—	559	—	98	—	98
Collateral deposits	52	—	—	52	42	—	—	42
Receivables from financing activities	—	—	443	443	—	—	580	580
Trade receivables	—	16	—	16	—	19	—	19
Other receivables	—	—	69	69	—	—	69	69
Money market securities	5,831	—	—	5,831	2,293	—	—	2,293
Total Assets	€6,114	€596	€540	€7,250	€2,615	€138	€677	€3,430
Derivative financial liabilities	—	€709	—	€709	—	€318	—	€318
Total Liabilities	€—	€709	€—	€709	€—	€318	€—	€318
The following table summarizes the carrying amount and fair value for financial assets and liabilities not measured at fair value on a recurring basis:

		At June 30, 2020		At December 31, 2019
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€859	€858	€1,737	€1,736
Retail financing		520	531	613	608
Finance leases		6	6	3	3
Other receivables from financing activities		373	373	222	222
Total Receivables from financing activities(1)	9	€1,758	€1,768	€2,575	€2,569

Notes		€5,036	€5,207	€6,392	€6,900
Borrowings from banks & Other debt		13,700	13,276	4,718	4,724
Asset-backed financing		26	26	151	151
Lease liabilities		1,690	1,690	1,640	1,640
Total Debt	14	€20,452	€20,199	€12,901	€13,415

Disclosure of fair value measurement of liabilities [text block]	The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities that are measured at fair value on a recurring basis at June 30, 2020 and December 31, 2019:

	At June 30, 2020				At December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(€ million)
Debt securities and equity instruments measured at FVOCI	€20	€21	€13	€54	€3	€21	€13	€37
Debt securities and equity instruments measured at FVPL	211	—	15	226	277	—	15	292
Derivative financial assets	—	559	—	559	—	98	—	98
Collateral deposits	52	—	—	52	42	—	—	42
Receivables from financing activities	—	—	443	443	—	—	580	580
Trade receivables	—	16	—	16	—	19	—	19
Other receivables	—	—	69	69	—	—	69	69
Money market securities	5,831	—	—	5,831	2,293	—	—	2,293
Total Assets	€6,114	€596	€540	€7,250	€2,615	€138	€677	€3,430
Derivative financial liabilities	—	€709	—	€709	—	€318	—	€318
Total Liabilities	€—	€709	€—	€709	€—	€318	€—	€318
The following table summarizes the carrying amount and fair value for financial assets and liabilities not measured at fair value on a recurring basis:

		At June 30, 2020		At December 31, 2019
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€859	€858	€1,737	€1,736
Retail financing		520	531	613	608
Finance leases		6	6	3	3
Other receivables from financing activities		373	373	222	222
Total Receivables from financing activities(1)	9	€1,758	€1,768	€2,575	€2,569

Notes		€5,036	€5,207	€6,392	€6,900
Borrowings from banks & Other debt		13,700	13,276	4,718	4,724
Asset-backed financing		26	26	151	151
Lease liabilities		1,690	1,690	1,640	1,640
Total Debt	14	€20,452	€20,199	€12,901	€13,415

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]	The following is a reconciliation of the changes in items measured at fair value and classified within Level 3:

	Three months ended June 30,
	2020				2019
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At April 1	€491	€28	€—	€69	€562	€15	€40	€—
Gains/(losses) recognized in Consolidated Income Statement	—	—	—	—	—	—	29	—
Gains/(losses) recognized in Other comprehensive income/(loss)	—	—	—	—	—	—	(20)	—
Issues/Settlements	(48)	—	—	—	213	—	(21)	70
Purchases/Sales	—	—	—	—	—	11	—	—
At June 30	€443	€28	€—	€69	€775	€26	€28	€70

	Six months ended June 30,
	2020				2019
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1	€580	€28	€—	€69	€973	€16	€39	€—
Gains/(losses) recognized in Consolidated Income Statement	—	—	—	—	—	—	36	—
Gains/(losses) recognized in Other comprehensive income/(loss)	—	—	—	—	—	—	2	—
Issues/Settlements	(137)	—	—	—	(198)	(1)	(49)	70
Purchases/Sales	—	—	—	—	—	11	—	—
At June 30	€443	€28	€—	€69	€775	€26	€28	€70

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]	The following is a reconciliation of the changes in items measured at fair value and classified within Level 3:

	Three months ended June 30,
	2020				2019
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At April 1	€491	€28	€—	€69	€562	€15	€40	€—
Gains/(losses) recognized in Consolidated Income Statement	—	—	—	—	—	—	29	—
Gains/(losses) recognized in Other comprehensive income/(loss)	—	—	—	—	—	—	(20)	—
Issues/Settlements	(48)	—	—	—	213	—	(21)	70
Purchases/Sales	—	—	—	—	—	11	—	—
At June 30	€443	€28	€—	€69	€775	€26	€28	€70

	Six months ended June 30,
	2020				2019
	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables	Receivables from financing activities	Debt securities and equity instruments	Derivative financial assets/(liabilities)	Other receivables
	(€ million)
At January 1	€580	€28	€—	€69	€973	€16	€39	€—
Gains/(losses) recognized in Consolidated Income Statement	—	—	—	—	—	—	36	—
Gains/(losses) recognized in Other comprehensive income/(loss)	—	—	—	—	—	—	2	—
Issues/Settlements	(137)	—	—	—	(198)	(1)	(49)	70
Purchases/Sales	—	—	—	—	—	11	—	—
At June 30	€443	€28	€—	€69	€775	€26	€28	€70